VANECK VIDEO GAMING AND ESPORTS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Australia : 5.2%
Aristocrat Leisure Ltd. 495,468 $ 19,167,355
Underline
China : 22.8%
China Ruyi Holdings Ltd.
(HKD) * † 34,208,000 9,633,814
Kingsoft Corp. Ltd. (HKD) † 2,793,600 10,247,542
NetEase, Inc. (ADR) 195,842 26,951,776
Tencent Holdings Ltd. (HKD) 391,500 30,042,005
XD, Inc. (HKD) 864,200 7,206,773
84,081,910
Japan : 29.1%
Bandai Namco Holdings, Inc. 622,000 16,544,109
Capcom Co. Ltd. 717,500 16,655,658
Koei Tecmo Holdings Co.
Ltd. 339,500 4,119,890
Konami Group Corp. † 117,200 15,905,939
Nexon Co. Ltd. 694,000 16,940,630
Nintendo Co. Ltd. 411,000 27,729,876
Square Enix Holdings Co.
Ltd. † 508,200 9,271,096
107,167,198
Poland : 3.6%
CD Projekt SA 199,554 13,312,097
Underline
South Korea : 5.0%
Krafton, Inc. * 80,171 13,660,147
NCSoft Corp. 33,788 4,731,183
18,391,330
Sweden : 1.5%
Embracer Group AB * † 423,933 2,772,068
Number
of Shares Value
Sweden (continued)
Modern Times Group MTG
AB * † 228,723 $ 2,837,520
5,609,588
Taiwan : 6.5%
International Games System
Co. Ltd. 735,000 16,863,572
Micro-Star International Co.
Ltd. 2,312,000 7,051,631
23,915,203
United States : 26.2%
Electronic Arts, Inc. 111,812 22,846,546
GameStop Corp. * 771,527 15,492,262
Roblox Corp. * 261,808 21,214,302
Take-Two Interactive
Software, Inc. * 84,784 21,707,248
Unity Software, Inc. * 348,431 15,390,197
96,650,555
Total Common Stocks
(Cost: $344,308,143) 368,295,236
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.3%
Money Market Fund: 2.3%
(Cost: $8,510,233)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.80%(a) 8,510,233 8,510,233
Total Investments: 102.2%
(Cost: $352,818,376) 376,805,469
Liabilities in excess of other assets: (2.2)% (8,255,703)
NET ASSETS: 100.0% $ 368,549,766
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
† Security fully or partially on loan. Total market value of securities on loan is $35,157,015.
* Non-income producing
(a) Rate shown is the 7-day yield as of 12/31/25.

VANECK VIDEO GAMING AND ESPORTS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 368,295,236
Australia $ — $ 19,167,355 $ — $ 19,167,355
China 26,951,776 57,130,134 — 84,081,910
Japan 9,271,096 97,896,102 — 107,167,198
Poland — 13,312,097 — 13,312,097
South Korea — 18,391,330 — 18,391,330
Sweden — 5,609,588 — 5,609,588
Taiwan — 23,915,203 — 23,915,203
United States 96,650,555 — — 96,650,555
Money Market Fund 8,510,233 — — 8,510,233
Total Investments $ 141,383,660 $ 235,421,809 $ — $ 376,805,469